International operations	12 Months Ended
Dec. 31, 2022
Segments, Geographical Areas [Abstract]
International operations	International operationsInternational activity includes investment services fee revenue and investment management and performance fee revenue generating businesses, foreign exchange trading activity, loans and other revenue producing assets and transactions in which the customer is domiciled outside of the U.S. and/or the international activity is resident at an international entity. Due to the nature of our international and domestic activities, it is not possible to precisely distinguish our international operations between internationally and domestically domiciled customers. As a result, it is necessary to make certain subjective assumptions such as:
•Income from international operations is determined after internal allocations for interest revenue, taxes, expenses and provision for credit losses.
•Expense charges to international operations include those directly incurred in connection with such activities, as well as an allocable share of general support and overhead charges.

Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		Europe, the Middle East and Africa		Asia-Pacific region	Other			Total
2022
	Total assets at period end (a)	$78,074	(b)	$11,623	$1,622	$91,319	$314,464	$405,783
	Total revenue	3,954	(b)	1,127	805	5,886	10,491	16,377
	Income before income taxes	1,164		572	481	2,217	1,111	3,328
	Net income	880		432	364	1,676	884	2,560
2021
	Total assets at period end (a)	$94,507	(b)	$20,280	$2,519	$117,306	$327,132	$444,438
	Total revenue	4,119	(b)	1,144	744	6,007	9,924	15,931
	Income before income taxes	1,293		572	447	2,312	2,336	4,648
	Net income	1,005		445	348	1,798	1,973	3,771
2020
	Total assets at period end (a)	$92,374	(b)	$28,416	$2,513	$123,303	$346,330	$469,633
	Total revenue	3,964	(b)	1,168	698	5,830	9,978	15,808
	Income before income taxes	1,549		607	437	2,593	1,875	4,468
	Net income	1,179		462	332	1,973	1,653	3,626
(a)Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the U.S.
(b)Includes assets of approximately $31.7 billion, $37.9 billion and $38.1 billion and revenue of approximately $2.2 billion, $2.4 billion and $2.6 billion in 2022, 2021 and 2020, respectively, of international operations domiciled in the UK, which is 8%, 9% and 8% of total assets and 14%, 15% and 16% of total revenue, respectively.